Other Income and Expenses, Net - Summary of Other Income and Expenses, Net (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other income and expenses net [line items]
Percentage of gains	70.00%
Impairment of accounts receivable	S/ 32,219	S/ 8,183	S/ 65,076
Impairment of accounts receivable	500
Concessionaire Va Expresa Sur SA [member]
Disclosure of other income and expenses net [line items]
Impairment of accounts receivable	55,800
CAM Holding SPA [member]
Disclosure of other income and expenses net [line items]
Impairment of accounts receivable	12,500
Concar S.A.C [Member]
Disclosure of other income and expenses net [line items]
Impairment of accounts receivable	33,800
GSP [member]
Disclosure of other income and expenses net [line items]
Impairment of accounts receivable		276,000
Promotora Larcomar S.A. [member]
Disclosure of other income and expenses net [line items]
Impairment of accounts receivable		18,200
Cumbra Peru S.A [member]
Disclosure of other income and expenses net [line items]
Impairment of accounts receivable		35,400
Adexus [member]
Disclosure of other income and expenses net [line items]
Impairment of accounts receivable		S/ 10,100
Other subsidiaries [member]
Disclosure of other income and expenses net [line items]
Impairment of accounts receivable	S/ 100